UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Dryden Index Series Fund/Dryden Stock Index Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4% COMMON STOCKS

Aerospace & Defense 2.4%
102,384	Boeing Co.	$9,095,795
50,712	General Dynamics Corp.	3,770,437
17,699	Goodrich Corp.	806,189
105,315	Honeywell International, Inc.	4,764,451
17,100	L-3 Communications Holdings, Inc.	1,398,438
47,056	Lockheed Martin Corp.	4,332,446
49,248	Northrop Grumman Corp.	3,334,090
61,144	Raytheon Co.	3,228,403
22,463	Rockwell Collins, Inc.	1,421,683
131,140	United Technologies Corp.	8,198,873

		40,350,805

Air Freight & Logistics 0.9%
39,716	FedEx Corp.	4,313,952
137,600	United Parcel Service, Inc., Class B	10,317,248

		14,631,200

Airlines 0.1%
98,874	Southwest Airlines Co.	1,514,750

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co.(a)(b)	524,141
23,152	Johnson Controls, Inc.	1,989,220

		2,513,361

Automobiles 0.4%
210,563	Ford Motor Co.(a)(b)	1,581,328
73,378	General Motors Corp.(b)	2,254,172
36,700	Harley-Davidson, Inc.(b)	2,586,249

		6,421,749

Beverages 2.0%
99,654	Anheuser-Busch Cos., Inc.(b)	4,902,977
11,676	Brown-Forman Corp.	773,418
257,332	Coca-Cola Co. (The), Class B(b)	12,416,269
29,800	Coca-Cola Enterprises, Inc.	608,516
21,500	Constellation Brands, Inc., Class A(a)	623,930
5,847	Molson Coors Brewing Co., Class B	446,945
17,000	Pepsi Bottling Group, Inc.	525,470
210,705	PepsiCo, Inc.	13,179,597

		33,477,122

Shares	Description	Value
Biotechnology 1.3%
148,904	Amgen, Inc.(a)	10,171,632
44,020	Biogen Idec, Inc.(a)(b)	2,165,344
41,800	Celgene Corp.(b)	2,404,754
30,300	Genzyme Corp.(a)	1,865,874
52,900	Gilead Sciences, Inc.(a)	3,434,797
29,600	MedImmune, Inc.(a)	958,152

		21,000,553

Building Products 0.2%
21,700	American Standard Cos., Inc.	994,945
51,726	Masco Corp.	1,545,056

		2,540,001

Capital Markets 3.7%
32,071	Ameriprise Financial, Inc.	1,747,870
91,336	Bank of New York Co., Inc.	3,595,898
15,698	Bear Stearns & Co., Inc.	2,555,320
132,611	Charles Schwab Corp.	2,564,697
55,300	E*TRADE Financial Corp.(a)	1,239,826
13,200	Federated Investors, Inc., Class B	445,896
21,014	Franklin Resources, Inc.	2,315,112
55,500	Goldman Sachs Group, Inc.	11,063,925
30,500	Janus Capital Group, Inc.(b)	658,495
16,400	Legg Mason, Inc.(b)	1,558,820
69,148	Lehman Brothers Holdings, Inc.(b)	5,401,842
51,746	Mellon Financial Corp.	2,181,094
112,734	Merrill Lynch & Co., Inc.(b)	10,495,535
137,136	Morgan Stanley	11,166,985
18,862	Northern Trust Corp.	1,144,735
42,462	State Street Corp.	2,863,637
28,700	T. Rowe Price Group, Inc.	1,256,199

		62,255,886

Chemicals 1.5%
29,732	Air Products & Chemicals, Inc.	2,089,565
9,245	Ashland, Inc.	639,569
129,436	Dow Chemical Co.	5,169,674
116,344	E.I. du Pont de Nemours & Co.	5,667,115
9,893	Eastman Chemical Co.	586,754
21,582	Ecolab, Inc.	975,506
12,031	Hercules, Inc.(a)	232,319
9,275	International Flavors & Fragrances, Inc.	455,959
62,384	Monsanto Co.	3,277,032
20,174	PPG Industries, Inc.	1,295,373
41,858	Praxair, Inc.	2,483,435
20,370	Rohm and Haas Co.	1,041,314
8,616	Sigma-Aldrich Corp.	669,636

		24,583,251

Commercial Banks 4.1%
69,558	BB&T Corp.	3,055,683
19,261	Comerica, Inc.	1,130,235
14,100	Commerce Bancorp, Inc.	497,307
15,800	Compass Bancshares, Inc.	942,470
70,873	Fifth Third Bancorp	2,900,832
18,100	First Horizon National Corp.(b)	756,218
33,429	Huntington Bancshares, Inc.(b)	793,939
50,435	KeyCorp	1,918,043
9,300	M&T Bank Corp.	1,136,088
30,400	Marshall & Ilsley Corp.	1,462,544
77,098	National City Corp.(b)	2,818,703
37,036	PNC Financial Services Group, Inc.(b)	2,742,145
100,174	Regions Financial Corp.	3,746,508
45,483	SunTrust Banks, Inc.(b)	3,841,039
44,166	Synovus Financial Corp.	1,361,638
224,895	US Bancorp	8,138,950
244,059	Wachovia Corp.	13,899,160
429,280	Wells Fargo & Co.	15,265,197
13,200	Zions Bancorporation	1,088,208

		67,494,907

Shares	Description	Value
Commercial Services & Supplies 0.6%
35,500	Allied Waste Industries, Inc.(a)(b)	436,295
11,968	Avery Dennison Corp.	812,986
15,200	Cintas Corp.	603,592
28,840	Donnelley (R.R.) & Sons Co.	1,024,974
18,130	Equifax, Inc.	736,078
13,000	Monster Worldwide, Inc.(a)	606,320
29,625	Pitney Bowes, Inc.	1,368,379
23,700	Robert Half International, Inc.	879,744
74,613	Waste Management, Inc.	2,743,520

		9,211,888

Communications Equipment 2.6%
20,057	ADC Telecommunications, Inc.(a)	291,428
56,455	Avaya, Inc.(a)	789,241
12,557	Ciena Corp.(a)(b)	347,954
791,344	Cisco Systems, Inc.(a)	21,627,433
16,500	Comverse Technology, Inc.(a)(b)	348,315
180,197	Corning, Inc.(a)	3,371,486
11,287	JDS Uniphase Corp.(a)	188,041
56,400	Juniper Networks, Inc.(a)	1,068,216
325,713	Motorola, Inc.	6,696,659
211,100	QUALCOMM, Inc.	7,977,469
59,694	Tellabs, Inc.(a)	612,460

		43,318,702

Computers & Peripherals 3.7%
110,924	Apple Computer, Inc.(a)	9,410,792
289,740	Dell, Inc.(a)	7,269,577
288,204	EMC Corp.(a)(b)	3,804,293
358,702	Hewlett-Packard Co.	14,774,935
193,034	International Business Machines Corp.	18,753,254
13,052	Lexmark International, Inc.(a)(b)	955,406
21,700	NCR Corp.(a)	927,892
52,000	Network Appliance, Inc.(a)	2,042,560
24,300	QLogic Corp.(a)	532,656
21,900	SanDisk Corp.(a)(b)	942,357
419,296	Sun Microsystems, Inc.(a)	2,272,584

		61,686,306

Shares	Description	Value
Construction & Engineering 0.1%
11,437	Fluor Corp.	933,831

Construction Materials 0.1%
13,400	Vulcan Materials Co.	1,204,258

Consumer Finance 1.0%
154,259	American Express Co.	9,358,893
53,966	Capital One Financial Corp.	4,145,668
51,592	SLM Corp.	2,516,142

		16,020,703

Containers & Packaging 0.2%
10,532	Ball Corp.	459,195
15,410	Bemis Co.	523,632
19,758	Pactiv Corp.(a)	705,162
9,218	Sealed Air Corp.	598,433
13,190	Temple-Inland, Inc.	607,136

		2,893,558

Distributors 0.1%
20,699	Genuine Parts Co.	981,754

Diversified Consumer Services 0.1%
17,200	Apollo Group, Inc., Class A(a)(b)	670,284
45,420	H&R Block, Inc.	1,046,477

		1,716,761

Diversified Financial Services 5.6%
579,771	Bank of America Corp.	30,953,974
4,300	Chicago Mercantile Exchange Holdings, Inc.(b)	2,191,925
27,000	CIT Group, Inc.	1,505,790
621,755	Citigroup, Inc.	34,631,753
450,666	JPMorgan Chase & Co.	21,767,168
31,276	Moody’s Corp.	2,159,921

		93,210,531

Diversified Telecommunication Services 2.0%
499,152	AT&T, Inc.(b)	17,844,685
235,456	BellSouth Corp.	11,092,332
14,150	CenturyTel, Inc.	617,789
45,200	Citizens Communications Co.	649,524
17,388	Embarq Corp.	913,913
211,836	Qwest Communications International, Inc.(a)(b)	1,773,067
56,177	Windstream Corp.	798,837

		33,690,147

Shares	Description	Value
Electric Utilities 1.8%
18,900	Allegheny Energy, Inc.(a)	867,699
51,091	American Electric Power Co., Inc.	2,175,455
148,969	Duke Energy Corp.(b)	4,947,260
42,562	Edison International	1,935,720
25,015	Entergy Corp.	2,309,385
86,856	Exelon Corp.	5,375,517
41,906	FirstEnergy Corp.	2,526,932
52,372	FPL Group, Inc.(b)	2,850,084
14,200	Pinnacle West Capital Corp.	719,798
47,652	PPL Corp.	1,707,848
34,558	Progress Energy, Inc.	1,696,107
90,715	Southern Co.	3,343,755

		30,455,560

Electrical Equipment 0.4%
10,900	American Power Conversion Corp.	333,431
12,820	Cooper Industries Ltd.	1,159,313
103,350	Emerson Electric Co.	4,556,701
22,663	Rockwell Automation, Inc.	1,384,256

		7,433,701

Electronic Equipment & Instruments 0.3%
62,298	Agilent Technologies, Inc.(a)	2,171,085
14,900	Jabil Circuit, Inc.	365,795
18,650	Molex, Inc.	589,900
86,500	Sanmina Corp.(a)	298,425
115,300	Solectron Corp.(a)(b)	371,266
30,450	Symbol Technologies, Inc.	454,923
8,624	Tektronix, Inc.	251,562

		4,502,956

Energy Equipment & Services 1.7%
40,979	Baker Hughes, Inc.	3,059,492
48,100	BJ Services Co.	1,410,292
141,822	Halliburton Co.(b)	4,403,573
41,000	Nabors Industries Ltd.(a)(b)	1,220,980
24,100	National-Oilwell Varco, Inc.(a)	1,474,438
18,100	Noble Corp.(b)	1,378,315
5,210	Rowan Cos., Inc.	172,972
155,042	Schlumberger Ltd.	9,792,453
18,900	Smith International, Inc.	776,223
40,463	Transocean, Inc.(a)(b)	3,273,052
45,900	Weatherford International Ltd. (Bermuda)(a)	1,918,161

		28,879,951

Food & Staples Retailing 2.1%
59,708	Costco Wholesale Corp.	3,156,762
106,092	CVS Corp.	3,279,304
94,634	Kroger Co.	2,183,206
58,000	Safeway, Inc.	2,004,480
25,178	SUPERVALU, Inc.	900,114
80,580	Sysco Corp.	2,962,121
120,778	Walgreen Co.(b)	5,542,502
311,926	Wal-Mart Stores, Inc.	14,404,742
16,700	Whole Foods Market, Inc.(b)	783,731

		35,216,962

Shares	Description	Value
Food Products 1.1%
86,559	Archer-Daniels-Midland Co.	2,766,425
25,747	Campbell Soup Co.	1,001,301
63,543	ConAgra Foods, Inc.	1,715,661
17,000	Dean Foods Co.(a)	718,760
45,072	General Mills, Inc.	2,596,147
43,914	Heinz (H.J.) & Co.	1,976,569
21,916	Hershey Foods Corp.	1,091,417
31,970	Kellogg Co.	1,600,418
18,900	McCormick & Co., Inc.	728,784
99,486	Sara Lee Corp.	1,694,247
29,300	Tyson Foods, Inc., Class A	481,985
28,104	Wm. Wrigley Jr. Co.	1,453,539

		17,825,253

Gas Utilities 0.1%
7,823	Nicor, Inc.	366,116
4,132	Peoples Energy Corp.	184,163
7,000	Questar Corp.	581,351

		1,131,630

Healthcare Equipment & Supplies 1.5%
3,738	Bausch & Lomb, Inc.(b)	194,600
83,474	Baxter International, Inc.	3,872,359
34,012	Becton Dickinson & Co.	2,385,942
22,523	Biomet, Inc.	929,524
131,872	Boston Scientific Corp.(a)	2,265,561
14,412	C.R. Bard, Inc.	1,195,764
23,607	Hospira, Inc.(a)	792,723
149,058	Medtronic, Inc.	7,976,093
41,464	St. Jude Medical, Inc.(a)	1,515,924
36,600	Stryker Corp.	2,017,026
30,311	Zimmer Holdings, Inc.(a)	2,375,776

		25,521,292

Healthcare Providers & Services 2.4%
77,172	Aetna, Inc.	3,332,287
26,100	AmerisourceBergen Corp.(b)	1,173,456
53,173	Cardinal Health, Inc.	3,425,936
60,800	Caremark Rx, Inc.	3,472,288
13,697	CIGNA Corp.	1,802,114
20,050	Coventry Health Care, Inc.(a)	1,003,503
18,200	Express Scripts, Inc.(a)(b)	1,303,120
31,900	Health Management Associates, Inc.	673,409
20,610	Humana, Inc.(a)	1,139,939
17,600	Laboratory Corp. of America Holdings(a)(b)	1,293,072
9,960	Manor Care, Inc.	467,323
36,076	McKesson Corp.	1,829,053
38,034	Medco Health Solutions, Inc.(a)	2,032,537
9,800	Patterson Cos., Inc.(a)	347,998
20,300	Quest Diagnostics, Inc.	1,075,900
23,472	Tenet Healthcare Corp.(a)	163,600
172,348	UnitedHealth Group, Inc.	9,260,258
80,100	Wellpoint, Inc.(a)	6,303,069

		40,098,862

Shares	Description	Value
Healthcare Technology
29,310	IMS Health, Inc.	805,439

Hotels, Restaurants & Leisure 1.5%
55,800	Carnival Corp.(b)	2,736,990
22,253	Darden Restaurants, Inc.	893,903
19,924	Harrah’s Entertainment, Inc.	1,648,113
39,221	Hilton Hotels Corp.(b)	1,368,813
42,100	International Game Technology(b)	1,945,020
35,104	Marriott International, Inc., Class A	1,675,163
161,630	McDonald’s Corp.(b)	7,165,058
98,100	Starbucks Corp.(a)(b)	3,474,702
21,000	Starwood Hotels & Resorts Worldwide, Inc.	1,312,500
10,879	Wendy’s International, Inc.	359,986
23,251	Wyndham Worldwide Corp.(a)	744,497
35,132	Yum! Brands, Inc.	2,065,762

		25,390,507

Household Durables 0.6%
10,032	Black & Decker Corp.	802,259
13,894	Centex Corp.	781,815
22,600	D.R. Horton, Inc.	598,674
17,208	Fortune Brands, Inc.(b)	1,469,390
9,200	Harman International Industries, Inc.	919,172
11,582	KB Home	593,925
25,800	Leggett & Platt, Inc.	616,620
13,400	Lennar Corp., Class A	702,964
29,827	Newell Rubbermaid, Inc.	863,492
17,472	Pulte Homes, Inc.	578,673
3,742	Snap-On, Inc.	178,269
6,738	Stanley Works	338,854
10,285	Whirlpool Corp.(b)	853,861

		9,297,968

Household Products 2.1%
19,632	Clorox Co.	1,259,393
66,930	Colgate-Palmolive Co.	4,366,513
58,716	Kimberly-Clark Corp.	3,989,752
398,123	Procter & Gamble Co.	25,587,365

		35,203,023

Shares	Description	Value
Independent Power Producers & Energy Traders 0.4%
82,200	AES Corp.(a)	1,811,688
23,129	Constellation Energy Group, Inc.(b)	1,592,894
33,100	Dynegy, Inc.(a)	239,644
63,528	TXU Corp.	3,443,853

		7,088,079

Industrial Conglomerates 3.9%
92,698	3M Co.	7,223,955
1,307,172	General Electric Co.	48,639,870
15,167	Textron, Inc.	1,422,210
256,380	Tyco International Ltd.	7,793,952

		65,079,987

Insurance 4.7%
43,300	ACE Ltd.	2,622,681
57,400	AFLAC, Inc.(b)	2,640,400
81,608	Allstate Corp.	5,313,497
14,800	Ambac Financial Group, Inc.	1,318,236
330,538	American International Group, Inc.	23,686,354
33,189	Aon Corp.	1,172,899
53,268	Chubb Corp.	2,818,410
19,907	Cincinnati Financial Corp.	901,986
61,300	Genworth Financial, Inc., Class A	2,097,073
39,453	Hartford Financial Services Group, Inc.	3,681,359
34,051	Lincoln National Corp.	2,260,986
55,104	Loews Corp.	2,285,163
60,940	Marsh & McLennan Cos., Inc.	1,868,420
16,058	MBIA, Inc.(b)	1,173,197
97,200	MetLife, Inc.	5,735,773
34,900	Principal Financial Group, Inc.	2,048,630
100,116	Progressive Corp.	2,424,810
62,600	Prudential Financial, Inc.(d)	5,374,836
16,429	SAFECO Corp.	1,027,634
89,611	St. Paul Travelers Cos., Inc.	4,811,215
12,415	Torchmark Corp.	791,580
42,026	UnumProvident Corp.	873,300
24,200	XL Capital Ltd., Class A	1,742,884

		78,671,323

Internet & Catalog Retail 0.1%
32,700	Amazon.Com, Inc.(a)	1,290,342
20,700	Iac/InterActiveCorp(a)(b)	769,212

		2,059,554

Internet Software & Services 1.3%
145,100	eBay, Inc.(a)(b)	4,363,157
27,500	Google, Inc., Class A(a)	12,663,200
32,200	VeriSign, Inc.(a)	774,410
157,700	Yahoo!, Inc.(a)(b)	4,027,658

		21,828,425

Shares	Description	Value
IT Services 1.1%
14,500	Affiliated Computer Services, Inc., Class A(a)	708,180
77,378	Automatic Data Processing, Inc.	3,810,866
15,200	Cognizant Technology Solutions Corp.(a)	1,172,832
24,051	Computer Sciences Corp.(a)	1,283,602
20,600	Convergys Corp.(a)	489,868
69,500	Electronic Data Systems Corp.	1,914,725
13,900	Fidelity Information Services, Inc.	557,251
92,552	First Data Corp.	2,361,927
28,200	Fiserv, Inc.(a)	1,478,244
46,725	Paychex, Inc.	1,847,507
18,141	Sabre Holdings Corp.	578,516
27,590	Unisys Corp.(a)	216,306
101,452	Western Union Co. (The)	2,274,554

		18,694,378

Leisure Equipment & Products 0.2%
11,899	Brunswick Corp.	379,578
35,365	Eastman Kodak Co.	912,417
21,354	Hasbro, Inc.	581,897
43,713	Mattel, Inc.	990,536

		2,864,428

Life Sciences, Tools & Services 0.3%
25,064	Applera Corp.-Applied Biosystems Group	919,598
3,561	Millipore Corp.(a)	237,163
18,670	PerkinElmer, Inc.	415,034
52,102	Thermo Electron Corp.(a)	2,359,699
13,600	Waters Corp.(a)	665,992

		4,597,486

Machinery 1.4%
81,856	Caterpillar, Inc.	5,020,228
6,879	Cummins, Inc.	812,960
29,500	Danaher Corp.	2,136,980
28,940	Deere & Co.	2,751,326
24,462	Dover Corp.	1,199,127
20,754	Eaton Corp.	1,559,456
54,936	Illinois Tool Works, Inc.	2,537,494
36,690	Ingersoll-Rand Co., Class A	1,435,680
23,072	ITT Corp.	1,310,951
31,476	PACCAR, Inc.(b)	2,042,792
10,704	Pall Corp.	369,823
16,092	Parker Hannifin Corp.	1,237,153
8,000	Terex Corp.(a)	516,640

		22,930,610

Media 3.6%
100,876	CBS Corp., Class B(b)	3,145,314
62,438	Clear Channel Communications, Inc.	2,219,047
265,290	Comcast Corp., Class A(a)(b)	11,229,725
86,100	DIRECTV Group, Inc. (The)(a)	2,147,334
8,304	Dow Jones & Co., Inc.(b)	315,552
12,200	E.W. Scripps Co., Class A	609,268
29,989	Gannett Co., Inc.	1,813,135
31,812	Interpublic Group of Cos., Inc.(a)(b)	389,379
45,500	McGraw-Hill Cos., Inc.	3,094,910
6,096	Meredith Corp.	343,510
16,490	New York Times Co.(b)	401,696
281,100	News Corp., Class A	6,038,028
21,667	Omnicom Group, Inc.	2,265,068
509,224	Time Warner, Inc.	11,090,898
25,727	Tribune Co.(b)	791,877
22,100	Univision Communications, Inc.(a)	782,782
86,476	Viacom, Inc., Class B(a)	3,548,110
265,413	Walt Disney Co. (The)	9,095,704

		59,321,337

Shares	Description	Value
Metals & Mining 0.9%
111,644	Alcoa, Inc.	3,350,437
9,318	Allegheny Technologies, Inc.	844,956
21,428	Freeport-McMoran Copper & Gold, Inc.(b)	1,194,182
58,097	Newmont Mining Corp.	2,623,080
39,412	Nucor Corp.	2,154,260
23,460	Phelps Dodge Corp.	2,808,631
16,209	United States Steel Corp.	1,185,526

		14,161,072

Multi-line Retail 1.2%
16,424	Big Lots, Inc.(a)	376,438
9,023	Dillard’s, Inc.	315,534
22,550	Dollar General Corp.	362,153
24,500	Family Dollar Stores, Inc.	718,585
74,182	Federated Department Stores, Inc.	2,828,560
32,984	J.C. Penney Co., Inc.	2,551,642
45,500	Kohl’s Corp.(a)	3,113,565
30,000	Nordstrom, Inc.	1,480,200
10,207	Sears Holdings Corp.(a)(b)	1,714,062
111,382	Target Corp.	6,354,343

		19,815,082

Multi-Utilities 1.1%
25,769	Ameren Corp.(b)	1,384,568
32,679	CenterPoint Energy, Inc.(b)	541,818
28,000	CMS Energy Corp.(a)(b)	467,600
31,651	Consolidated Edison, Inc.(b)	1,521,464
44,852	Dominion Resources, Inc.(b)	3,760,391
21,087	DTE Energy Co.(b)	1,020,822
20,800	KeySpan Corp.	856,544
37,800	NiSource, Inc.	910,980
37,152	PG&E Corp.	1,758,404
30,897	Public Service Enterprise Group, Inc.	2,050,943
35,798	Sempra Energy	2,006,120
21,200	TECO Energy, Inc.	365,276
56,483	Xcel Energy, Inc.	1,302,498

		17,947,428

Shares	Description	Value
Office Electronics 0.1%
125,698	Xerox Corp.(a)	2,130,581

Oil, Gas & Consumable Fuels 7.8%
57,636	Anadarko Petroleum Corp.	2,508,319
43,248	Apache Corp.(b)	2,876,424
49,100	Chesapeake Energy Corp.	1,426,355
279,592	Chevron Corp.	20,558,400
210,157	ConocoPhillips	15,120,796
13,300	Consul Energy, Inc.(b)	427,329
55,200	Devon Energy Corp.	3,702,816
93,304	El Paso Corp.	1,425,685
30,000	EOG Resources, Inc.	1,873,500
743,614	Exxon Mobil Corp.	56,983,142
30,434	Hess Corp.	1,508,613
11,300	Kinder Morgan, Inc.	1,194,975
45,589	Marathon Oil Corp.	4,216,983
22,200	Murphy Oil Corp.(b)	1,128,870
111,876	Occidental Petroleum Corp.	5,462,905
25,000	Peabody Energy Corp.	1,010,250
18,028	Sunoco, Inc.(b)	1,124,226
76,500	Valero Energy Corp.	3,913,740
80,392	Williams Cos., Inc.	2,099,839
45,833	XTO Energy, Inc.	2,156,443

		130,719,610

Paper & Forest Products 0.3%
58,984	International Paper Co.	2,011,354
20,135	MeadWestvaco Corp.	605,258
28,900	Weyerhaeuser Co.	2,041,786

		4,658,398

Personal Products 0.1%
55,244	Avon Products, Inc.(b)	1,825,262
15,700	Estee Lauder Cos., Inc.(The)	640,874

		2,466,136

Pharmaceuticals 6.3%
197,374	Abbott Laboratories	9,614,088
18,482	Allergan, Inc.(b)	2,213,035
11,000	Barr Pharmaceuticals, Inc.(a)	551,320
254,214	Bristol-Myers Squibb Co.	6,690,912
42,100	Forest Laboratories, Inc.(a)	2,130,260
377,169	Johnson & Johnson	24,900,698
36,533	King Pharmaceuticals, Inc.(a)	581,605
131,497	Lilly (Eli) & Co.	6,850,994
282,644	Merck & Co., Inc.(b)	12,323,278
23,900	Mylan Laboratories, Inc.	477,044
938,023	Pfizer, Inc.	24,294,796
189,324	Schering-Plough Corp.(b)	4,475,619
12,500	Watson Pharmaceuticals, Inc.(a)	325,375
178,491	Wyeth	9,088,762

		104,517,786

Shares	Description	Value
Real Estate Investment Trust 1.0%
12,300	Apartment Investment & Management Co., Class A	689,046
27,000	Archstone-Smith Trust(b)	1,571,670
12,400	Boston Properties, Inc.(b)	1,387,312
37,300	Equity Office Properties Trust	1,796,741
31,200	Equity Residential Properties Trust	1,583,400
25,800	Kimco Realty Corp.(b)	1,159,710
19,600	Plum Creek Timber Co., Inc.	781,060
30,000	ProLogis	1,823,100
13,300	Public Storage, Inc.	1,296,750
26,800	Simon Property Group, Inc.(b)	2,714,572
13,700	Vornado Realty Trust	1,664,550

		16,467,911

Real Estate Management & Development 0.1%
23,100	CB Richard Ellis Group Inc.(a)	766,920
29,314	Realogy Corp.(a)	888,800

		1,655,720

Road & Rail 0.7%
46,923	Burlington Northern Santa Fe Corp.	3,463,386
53,006	CSX Corp.	1,824,997
49,111	Norfolk Southern Corp.	2,469,792
6,121	Ryder System, Inc.	312,538
34,629	Union Pacific Corp.	3,186,561

		11,257,274

Semiconductors & Semiconductor Equipment 2.3%
59,624	Advanced Micro Devices, Inc.(a)(b)	1,213,348
42,100	Altera Corp.(a)(b)	828,528
45,800	Analog Devices, Inc.	1,505,446
185,088	Applied Materials, Inc.	3,414,874
49,900	Broadcom Corp.(a)(b)	1,612,269
746,188	Intel Corp.	15,110,307
20,920	KLA-Tencor Corp.	1,040,770
34,700	Linear Technology Corp.	1,052,104
54,544	LSI Logic Corp.(a)(b)	490,896
29,300	Maxim Integrated Products, Inc.	897,166
69,316	Micron Technology, Inc.(a)	967,651
39,652	National Semiconductor Corp.	900,100
18,400	Novellus Systems, Inc.(a)(b)	633,328
47,000	NVIDIA Corp.(a)	1,739,470
10,300	PMC-Sierra, Inc.(a)(b)	69,113
19,800	Teradyne, Inc.(a)(b)	296,208
191,952	Texas Instruments, Inc.	5,528,218
48,800	Xilinx, Inc.	1,161,928

		38,461,724

Software 3.3%
73,940	Adobe Systems, Inc.(a)	3,040,413
21,920	Autodesk, Inc.(a)(b)	886,883
23,900	BMC Software, Inc.(a)	769,580
50,958	CA, Inc.	1,154,199
13,500	Citrix Systems, Inc.(a)	365,175
51,100	Compuware Corp.(a)	425,663
38,400	Electronic Arts, Inc.(a)	1,933,824
43,900	Intuit, Inc.(a)	1,339,389
1,112,412	Microsoft Corp.	33,216,622
41,602	Novell, Inc.(a)	257,932
529,340	Oracle Corp.(a)	9,072,888
129,417	Symantec Corp.(a)(b)	2,698,344

		55,160,912

Shares	Description	Value
Specialty Retail 2.0%
20,523	AutoNation, Inc.(a)	437,550
6,200	AutoZone, Inc.(a)	716,472
28,600	Bed Bath & Beyond, Inc.(a)	1,089,660
52,200	Best Buy Co., Inc.	2,567,718
18,678	Circuit City Stores, Inc.	354,508
65,813	Gap, Inc.	1,283,354
262,784	Home Depot, Inc.	10,553,405
44,622	Limited Brands, Inc.	1,291,361
198,196	Lowe’s Cos., Inc.	6,173,805
32,600	Office Depot, Inc.(a)	1,244,342
11,049	OfficeMax, Inc.	548,583
9,854	RadioShack Corp.(b)	165,350
16,316	Sherwin-Williams Co.	1,037,371
95,825	Staples, Inc.	2,558,528
16,800	Tiffany & Co.	659,232
62,332	TJX Cos., Inc.	1,777,709

		32,458,948

Textiles, Apparel & Luxury Goods 0.4%
57,200	Coach, Inc.(a)	2,457,312
13,800	Jones Apparel Group, Inc.	461,334
16,492	Liz Claiborne, Inc.	716,742
23,638	NIKE, Inc., Class B	2,340,871
12,434	V.F. Corp.	1,020,583

		6,996,842

Thrifts & Mortgage Finance 1.4%
77,348	Countrywide Financial Corp.	3,283,423
125,534	Fannie Mae	7,455,464
89,632	Freddie Mac	6,086,013
9,120	MGIC Investment Corp.(b)	570,365
31,875	Sovereign Bancorp, Inc.	809,306
120,671	Washington Mutual, Inc.	5,489,324

		23,693,895

Tobacco 1.5%
266,379	Altria Group, Inc.	22,860,646
24,200	Reynolds American, Inc.	1,584,374
21,399	UST, Inc.	1,245,422

		25,690,442

Shares	Description	Value
Trading Companies & Distributors
9,674	Grainger (W.W.), Inc.	676,600

Wireless Telecommunication Services 1.4%
47,534	Alltel Corp.	2,874,856
380,474	Sprint Nextel Corp.	7,187,154
370,633	Verizon Communications, Inc.(b)	13,802,373

		23,864,383

	Total long-term investments (cost $882,792,549)	1,619,351,479

SHORT-TERM INVESTMENTS 15.0%

Affiliated Money Market Mutual Fund 14.8%
246,603,457	Dryden Core Investment Fund-Taxable Money Market Series; (cost $246,603,457; includes $222,467,063 of cash collateral received for securities on loan)(c)(d)(e)	246,603,457

Principal Amount (000)
U.S. Government Securities 0.2%
$ 3,500	United States Treasury Bill 4.80%, 3/15/07 (cost $3,465,898)	3,466,624

	Total short-term investments (cost $250,069,355)	250,070,081

	Total Investments 112.4% (cost $1,132,861,904)(f)	1,869,421,560

	Liabilities in excess of other assets(g) (12.4%)	(206,901,556)

	Net Assets 100.0%	$1,662,520,004

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $213,780,687; cash collateral of $222,467,063 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 1,150,407,778	$755,267,581	$36,253,799	$719,013,782

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at December 31, 2006:

Number of Contracts	Type	Expiration Date	Value at December 31, 2006	Value at Trade Date	Unrealized Appreciation
111	Long Position: S&P 500 Index Futures	Mar. 07	$39,638,100	$39,567,037	$71,063

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications	pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.